S000005026 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	246 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%	8.38%
Performance Inception Date				Jun. 30, 2005
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%	11.02%
Performance Inception Date				Jun. 30, 2005
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	20.97%	10.06%	10.10%	6.95%
Performance Inception Date				Jun. 30, 2005
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.62%	8.56%	8.89%	5.95%
Performance Inception Date				Jun. 30, 2005
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.63%	7.75%	8.03%	5.54%
Performance Inception Date				Jun. 30, 2005
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	21.29%	10.34%	10.38% [1]	7.13% [1]
Performance Inception Date				Jun. 30, 2005

[1]	The inception date for the Institutional Class shares is December 30, 2011. Performance information for the Institutional Class prior to that date reflects the actual performance of the Fund’s Investor Class (and uses the actual expenses of the Investor Class, for such period of time), without any adjustments.